Provision for credit losses	12 Months Ended
Dec. 31, 2020
Provision for credit losses
9 Provision for credit losses
in	2020	2019	2018
Provision for credit losses (CHF million)
Loans held at amortized cost	863	284	201
Other financial assets held at amortized cost	24	11	0
Off-balance sheet credit exposures	209	29	44
Provision for credit losses	1,096	324	245

Bank
Provision for credit losses
9 Provision for credit losses
in	2020	2019	2018
Provision for credit losses (CHF million)
Loans held at amortized cost	863	284	201
Other financial assets held at amortized cost	19	11	0
Off-balance sheet credit exposures	210	29	44
Provision for credit losses	1,092	324	245